SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Mar. 31, 2025
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed

		Value of transactions for the period ended
Party	Transaction type	03/31/2025	03/31/2024
Joint ventures and associates	Sales and services	6,009,702	19,404,971
Joint ventures and associates	Purchases of goods and services	(24,597,687)	(20,951,684)
Key management personnel	Salaries, social security benefits and other benefits	(2,459,820)	(4,425,476)
Key management personnel	Sales and services	6,048	—
Key management personnel	Purchases of goods and services	821,959	—
Shareholders and other related parties	Sales of goods and services	9,576,087	7,156,388
Shareholders and other related parties	Purchases of goods and services	(2,216,581)	(1,401,698)
Shareholders and other related parties	In-kind contributions	3,857,077	2,115,109
Parent company and related parties to Parent (Note 6.6)	Interest expenses	—	(255,816)
Total		(9,003,215)	1,641,794

		Amounts receivable from related parties
Party	Transaction type	03/31/2025	06/30/2024
Shareholders and other related parties	Trade debtors	248,776	141,224
Shareholders and other related parties	Other receivables	550,789	—
Joint ventures and associates	Trade debtors	4,179	782,142
Joint ventures and associates	Other receivables	18,354,268	15,702,992
Total		19,158,012	16,626,358

		Amounts payable to related parties
Party	Transaction type	03/31/2025	06/30/2024
Parent company and related parties to Parent	Trade creditors	(818,754)	(729,171)
Key management personnel	Salaries, social security benefits and other benefits	(480,943)	(148,466)
Shareholders and other related parties	Trade and other payables	(269,498)	(37,985)
Joint ventures and associates	Trade creditors	(36,008,045)	(52,888,732)
Total		(37,577,240)	(53,804,354)